Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes from Continuing Operations

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2014	2013 (a)	2012 (a)
Current taxes:
Federal	$1,273	$714	$348
Foreign	337	286	236
State and local	155	66	14
Total current tax expense	1,765	1,066	598
Deferred tax expense (benefit):
Federal	(672)	536	123
Foreign	(98)	(30)	39
State and local	(83)	20	82
Total deferred tax expense	(853)	526	244
Provision for income taxes	$912	$1,592	$842

(a)
Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

Components of Income (Loss) before Taxes

Components of income before taxes	Year ended Dec. 31,
(in millions)	2014	2013 (a)	2012 (a)
Domestic	$2,456	$2,428	$2,017
Foreign	1,107	1,349	1,340
Income before taxes	$3,563	$3,777	$3,357

(a)
Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

Components of Net Deferred Tax Liability Included in Accrued Taxes and Other Expenses

Net deferred tax liability	Dec. 31,
(in millions)	2014	2013 (a)
Depreciation and amortization	$2,646	$2,680
Lease financings	761	859
Securities valuation	230	493
Pension obligation	117	362
Equity investments	115	266
Net operating loss carryover	(12)	(166)
Credit losses on loans	(113)	(163)
Reserves not deducted for tax	(536)	(295)
Employee benefits	(616)	(632)
Other assets	(99)	(141)
Other liabilities	277	361
Valuation allowance	12	—
Net deferred tax liability	$2,782	$3,624

(a)
Results for 2013 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate
The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2014	2013 (a)	2012 (a)
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.3	1.6	2.0
Tax-exempt income	(3.3)	(3.1)	(3.1)
Foreign operations	(3.0)	(4.4)	(5.3)
Tax credits	(0.8)	(2.0)	(3.4)
Tax litigation	—	16.5	—
Carryback claim	(4.7)	—	—
Leverage lease adjustment	(1.1)	(2.1)	(0.2)
Nondeductible litigation expense	2.1	—	—
Other – net	0.1	0.6	0.1
Effective tax rate	25.6%	42.1%	25.1%

(a)
Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]

Unrecognized tax positions
(in millions)	2014	2013 (a)	2012 (a)
Beginning balance at Jan. 1, – gross	$866	$340	$250
Prior period tax positions:
Increases	58	570	163
Decreases	(257)	(19)	(66)
Current period tax positions	19	21	21
Settlements	(17)	(46)	(28)
Statute expiration	—	—	—
Ending balance at Dec. 31, – gross	$669	$866	$340

(a)
Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.